Summary of Changes to Equity Method Investment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Equity in SRM losses		$ 599,155	$ 864,418
SRM Entertainment [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of Consideration			1,521,025
Equity in SRM losses	$ 599,155	(599,155)	(864,418)
Balance		0	$ 657,183
Sale of shares of SRM common stock	$ (57,452)	$ (57,452)